NET CAPITAL REQUIREMENTS (Details) - USD ($)	Dec. 31, 2024	Jun. 30, 2024
NET CAPITAL REQUIREMENTS
Net capital	$ 10,568,557	$ 10,437,312
Net capital in excess of the minimum required	$ 10,318,557	$ 10,187,312